BUSINESS COMBINATIONS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Combinations [Abstract]
Revenues	$ 431,599	$ 332,573
Net income (loss)	$ (201,882)	$ (124,812)